Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance at Apr. 30, 2025	$ 23,626	$ 136,371	$ 12,833	$ 3,216	$ (128,794)
Beginning balance, shares at Apr. 30, 2025		46,154,118
Shares issued pursuant to ATM, net of issuance costs	(49)	$ (49)
Share-based expense	55		55
Comprehensive loss for the period	(2,889)			70	(2,959)
Ending balance at Jul. 31, 2025	20,743	$ 136,322	12,888	3,286	(131,753)
Ending balance, shares at Jul. 31, 2025		46,154,118
Beginning balance at Apr. 30, 2026	11,749	$ 137,263	14,108	3,121	(142,743)
Beginning balance, shares at Apr. 30, 2026		46,711,866
Shares issued pursuant to ATM, net of issuance costs	525	$ 525
Shares issued pursuant to ATM, net of issuance costs, shares		266,930
Shares issued pursuant to RSU vesting, shares		11,500
Share-based expense	740		740
Comprehensive loss for the period	(6,103)			(18)	(6,085)
Ending balance at Jul. 31, 2026	$ 6,911	$ 137,788	$ 14,848	$ 3,103	$ (148,828)
Ending balance, shares at Jul. 31, 2026		46,990,296